Description of the Plan	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Description of the Plan [Abstract]
Description of the Plan
1.	Description of the Plan

General

The Honeywell Puerto Rico Savings Plan (the “Plan”) is a defined contribution plan for certain employees of Honeywell International Inc. (“Honeywell” or the “Company”), ADI of Puerto Rico, Inc. and Honeywell Aerospace de Puerto Rico, Inc. (together with the Company, the “Employer”). It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”) and the Puerto Rico (“PR”) Internal Revenue Code of 2011, as amended in Section 1081.01 (“PR Code”). The following represents a summary of key provisions of the Plan but does not purport to be complete and is qualified in its entirety by the terms of the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Administration

The Company’s Vice President – Global Total Rewards is the Plan Administrator and has full discretionary authority and power to control and manage the administrative aspects of the Plan, including, but not limited to, the power to adopt rules of procedure and regulations necessary for the proper and efficient administration of the Plan and the power to enforce the terms of the Plan it adopts. The Savings Plan Investment Committee has the full power and discretionary authority to manage the investments of the Plan, including but not limited to the power to appoint and remove trustees and monitor trustee performance. The trustee and custodian of the Plan is The Northern Trust Company (the “Trustee”). The trustee of the Plan is Banco Popular de Puerto Rico (the “Trustee”) and the custodian of the Plan is The Northern Trust Company (the “Custodian”). Administration services for the Plan are provided by Fidelity Investments Institutional Operations Company. The Plan has a Puerto Rico based trust (“the Honeywell Puerto Rico Savings Plan Trust”) that participates and invests the Plan’s assets in the Honeywell Savings and Ownership Plan Master Trust.

Contributions and Vesting

Participants may elect to contribute from 1 percent to 30 percent before-tax of their “base pay” and also 1 percent to 10 percent after-tax of their “base pay” as defined in the Plan document during each pay period, subject to certain restrictions for “highly compensated employees”, as defined in the Plan document. Contributions are permitted to be made either on a before-tax or after-tax basis, or a combination of both, and may be directed into any investment option available within the Plan. The investment options for participants consist of white-labeled, multi-managed funds that are proprietary to the Plan. In addition to regular before-tax or after-tax contributions, eligible participants may also contribute up to $1,500 per year in catch-up contributions if they are or will attain age 50 by December 31st of the respective plan year and are contributing at least 10 percent on a before-tax basis to the Plan or have contributed the maximum regular before-tax contributions to the Plan.

The Company matches up to 52.50 percent of the first 6 percent of base pay that the participant contributes to the Plan (excluding rollover and catch-up contributions). The Company’s matching contributions are initially invested in the Honeywell Common Stock Fund. Vested participants may subsequently direct such matching contributions into any investment option available within the Plan.

Employer matching contributions are made annually in a lump sum by the end of the January following the calendar year-end. Participants must be actively employed on December 15th, and if not, disabled or deceased to receive the annual match. There is no minimum service requirement to receive the annual match. Accordingly, the Statement of Net Assets Available for Benefits at December 31, 2025 and Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 include $2,345,000 for company matching contributions earned in 2025 and paid by the Company to the Plan in January 2026.

Participants have a full and immediate vested interest in the portion of their accounts contributed by them and the earnings on such contributions. A participant will become 100 percent vested in any Employer contributions upon completion of three years of vesting service or upon attainment of age 65 while an employee of the Employer or an affiliated company. In addition, a participant’s account will become 100 percent vested if the participant’s termination with the Employer or an affiliated company was due to any one of the following (i) retirement under the terms of an Employer pension plan in which the participant participates; (ii) disability (as defined under the plan provisions); (iii) death; (iv) a reduction in force or layoff (as determined by the Employer); or (v) a participant’s business unit is sold or divested (in the Plan Administrator’s sole discretion). A participant will also become 100 percent vested in any Employer contributions in the event the Employer permanently discontinues contributions to or terminates the Plan.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (1) the Employer’s matching contribution, if applicable, and (2) investment earnings, and charged with an allocation of investment losses and certain administrative expenses that are not paid by the Company. The allocation is based on participants’ account balances as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants

No new loans are permitted from the Plan. There were no loans outstanding at December 31, 2025. Interest rates for loans outstanding at December 31, 2024 were approximately 4.25%.

Termination

Although it has not expressed any intent to do so, the Employer has the right under the Plan document to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of a partial or full Plan termination, all Plan funds must be used in accordance with the terms of the Plan.

Distribution of Benefits

Upon termination of service with the Employer, if a participant’s vested account balance is $1,000 or less (including any rollover contributions), the entire vested amount in the participant’s account shall be distributed to the participant in a single payment, without his or her consent, unless the participant affirmatively elects to have the benefit rolled over to an eligible retirement plan.

If the participant’s vested account balance exceeds $1,000 (excluding any rollover contributions), the balance in the account will remain in the Plan and shall be distributed (1) at the participant’s request, or (2) upon the participant’s death, whichever is earlier.

When a participant dies, if his or her spouse is the beneficiary, the spouse may remain in the Plan until December 31 of the calendar year following the calendar year of the participant’s death. If the value of the participant’s account is $1,000 or less, the entire amount in the participant’s account is distributed in a single payment to the participant’s beneficiary(ies) as soon as administratively practicable following confirmation of the participant’s death.

The Plan has implemented certain requirements by the Puerto Rico Internal Revenue Code of 2011, which laws change the Plan to, among others, allow certain eligible individuals to receive coronavirus-related relief for Disaster Relief Distributions. Written amendments to the Plan to reflect these operational changes will be adopted at a later date in accordance with applicable law and Internal Revenue Service guidance.

Forfeitures

Forfeitures of the Employer’s contributions and earnings thereon due to terminations and withdrawals reduce contributions otherwise due from the Employer, as permitted by the Plan. Employer contributions made to the Plan were reduced by approximately $43,800 for the year ended December 31, 2025, due to forfeited nonvested accounts. The balance of forfeitures was $43,547 and $32,886 at December 31, 2025 and 2024 respectively.